Valuation and qualifying accounts (Tables)	12 Months Ended
Dec. 31, 2019
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule of valuation and qualifying accounts

The following table presents the information required by Rule 12-09 of Regulation S-X in regards to valuation and qualifying accounts for each of the periods presented:

Description	Balance at beginning of period	Additions (i)	Deductions (ii)	Translation	Balance at end of period
Year ended December 31, 2019:
Deducted from assets accounts:
Allowance for doubtful accounts (iii)	$25,539	$8,524	$(10,892)	$(95)	$23,076
Valuation allowance on deferred tax assets	219,920	2,375	(26,252)	(1,617)	194,426
Reported as liabilities:
Provision for contingencies	28,509	17,795	(17,768)	(2,378)	26,158
Total	$273,968	$28,694	$(54,912)	$(4,090)	$243,660
Year ended December 31, 2018:
Deducted from assets accounts:
Allowance for doubtful accounts (iii)	$21,467	$6,064	$(1,860)	$(132)	$25,539
Valuation allowance on deferred tax assets	271,651	13,107	(37,718)	(27,120)	219,920
Reported as liabilities:
Provision for contingencies	27,956	25,838	(19,702)	(5,583)	28,509
Total	$321,074	$45,009	$(59,280)	$(32,835)	$273,968
Year ended December 31, 2017:
Deducted from assets accounts:
Allowance for doubtful accounts (iii)	$16,367	$6,386	$(1,244)	$(42)	$21,467
Valuation allowance on deferred tax assets	290,620	8,382	(27,515)	164	271,651
Reported as liabilities:
Provision for contingencies	18,112	36,160	(26,137)	(179)	27,956
Total	$325,099	$50,928	$(54,896)	$(57)	$321,074

(i)	Additions in valuation allowance on deferred tax assets are charged to income tax expense.

Additions in provision for contingencies are explained as follows:

Fiscal years 2019, 2018 and 2017 – Relate to the accrual of $17,441, $23,995 and $36,160, respectively, and a reclassification of $354 and $1,843, during fiscal years 2019 and 2018, respectively. See Note 18 for details.

(ii)	Deductions in valuation allowance on deferred tax assets are charged to income tax expense.

Deductions in provision for contingencies are explained as follows:

Corresponds to the settlements and reclassifications amounting to $17,768 and $nil, respectively, during fiscal year 2019; $19,702 and $nil, respectively, during fiscal year 2018; and $25,427 and $710, respectively, during fiscal year 2017; as discussed in Note 18.

(iii)
Presented in the consolidated balance sheet as follow: $22,442 and $24,999 at December 31, 2019 and 2018, respectively, within Accounts and notes receivable, net and $634 and $540 at December 31, 2019 and 2018, respectively, within Other receivables.